Financial Risk Management (Table)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Line Items]
Summary of Maximum Exposure to Credit Risk	The carrying amount of financial assets represents the Group’s maximum credit exposure:

	2024	2023
Cash and Cash Equivalents	425,172	536,160
Financial Assets at Fair Value through Profit or Loss	129,319	104,387
Trade and Other Receivables	496,713	363,374
Derivative Financial Instrument	2,874	2,040
Other Assets	18,805	11,782
	1,072,883	1,017,743

Summary of External Credit Risk Rating for Group's Current Trade and Other Receivables at Geographical Regions	The table below discloses the external credit risk ratings for the Group’s current Trade and Other Receivables, based on the geographical regions in which the Trade and Other Receivables are held:

	2024		2023
Risk rating	Expected loss rate	Amounts	Expected loss rate	Amounts
A	0.02%	24,896	0.05%	42,618
AA	0.01%	935	0.03%	392
AAA	0.00%	14,846	0.00%	7,319
B	0.05%	32,167	0.13%	24,345
BB	0.04%	182,475	0.10%	172,833
BBB	0.03%	161,433	0.08%	89,047
C	0.08%	2,072	0.21%	279
CC	0.07%	64,920	0.18%	11,251
CCC	0.06%	12,969	0.16%	15,290
		496,713		363,374

Summary of Group Exposure to Foreign Currency Risk

As of December 31, 2024 and 2023 the Group is exposed to foreign currency risk on monetary amounts denominated in a currency other than the functional currency of the respective subsidiaries, which is mainly comprised by cash and cash equivalents, trade receivables and trade payables in the service providers in Latin America, Asia and Africa. The following table presents the top five currencies net balances:

2024			(Gain)/loss
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Total net (assets)/liabilities	Argentine peso	19,213	10%	(1,921)	-10%	1,921
	Brazilian real	34,509	10%	(3,451)	-10%	3,451
	Colombian peso	19,761	10%	(1,976)	-10%	1,976
	Mexican peso	47,423	10%	(4,742)	-10%	4,742
	Nigerian naira	(23,939)	10%	2,394	-10%	(2,394)
	Total	96,967		(9,696)		9,696

2023			(Gain)/loss
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Total net (assets)/liabilities	Mexican peso	39,825	10%	(3,983)	-10%	3,983
	Brazilian real	29,145	10%	(2,915)	-10%	2,915
	Argentine peso	12,769	10%	(1,276)	-10%	1,276
	Saudi riyal	10,966	10%	(1,097)	-10%	1,097
	South African rand	9,107	10%	(911)	-10%	911
	Total	101,813		(10,182)		10,182

Summary of contractual undiscounted cash flows

Amounts disclosed reflect contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities 31 December, 2024	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	597,787	—	—	—	597,787	597,787
Financial Liabilities	50,455	—	—	—	50,455	50,455
Leases liabilities	408	410	825	3,033	4,676	4,000
Total non-derivatives	648,650	410	825	3,033	652,918	652,242
Derivatives
Derivative financial instruments	6,227	—	—	—	6,227	6,227
Total derivatives	6,227	—	—	—	6,227	6,227

Contractual maturities of financial liabilities 31 December, 2023	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	602,493	—	—	—	602,493	602,493
Leases liabilities	217	409	584	3,017	4,227	3,957
Total non-derivatives	602,710	409	584	3,017	606,720	606,450
Derivatives
Derivative financial instruments	948	—	—	—	948	948
Total derivatives	948	—	—	—	948	948

Summary of Net Cash

The Group monitors capital using Net Cash/Debt. Net Cash is composed as follow:

	2024	2023
Cash and cash equivalents	425,172	536,160
Financial assets at fair value through profit or loss	129,319	102,677
Financial liabilities	(50,455)	—
Lease liabilities	(4,000)	(3,957)
Net Derivative financial instrument	(3,353)	(948)
Net cash	496,683	633,932
Cash and liquid investments	554,491	638,837
Gross debt	(57,808)	(4,905)
Net cash	496,683	633,932